Income Tax - Summary of Reconciliation to the Earnings Loss Per Income Statement (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Loss on ordinary activities before income tax	£ (41,118)	£ (37,306)	£ (46,951)
Loss on ordinary activities before tax at the U.K.'s statutory income tax rate of 19% (2018: 19%)	7,812	7,088	9,038
Expenses not deductible for income tax purposes (permanent differences)	(317)	(1,070)	(13)
Temporary timing differences	(343)	(277)	(712)
R&D relief uplift	2,540	2,271	3,447
Losses (unrecognized)	(4,380)	(2,804)	(3,785)
Deferred income from MBG loan guarantee costs	(54)	69	177
Differences in overseas tax rates	340
Gain on bargain purchase	699
Other	(23)
Tax credit for the year	£ 6,274	£ 5,277	£ 8,152